Debt - ABL Credit Facility - Narrative (Details) - Atkore International - Line of Credit - ABL Credit Facility - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015
Debt Instrument [Line Items]
Aggregate commitments	$ 325,000,000
Credit availability	$ 206,917,000	$ 255,755,000
Borrowing base percentage of eligible accounts receivable	85.00%
Borrowing base percentage of eligible inventory (plus)	80.00%
Borrowings outstanding	$ 0	$ 0
LIBOR | Minimum
Debt Instrument [Line Items]
Applicable margin	1.50%
LIBOR | Maximum
Debt Instrument [Line Items]
Applicable margin	2.00%
Alternate Base Rate | Minimum
Debt Instrument [Line Items]
Applicable margin	0.50%
Alternate Base Rate | Maximum
Debt Instrument [Line Items]
Applicable margin	1.00%